10-Q OTHER INCOME AND EXPENSES - Schedule of Other Income (Expense) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Change in fair value Tonogold note receivable	$ (605,000)	$ 745,500
Tonogold note receivable amendment fee income	14,652	262,500	$ 362,500	$ 0
LPB settlement and related expenses	(250,000)	0
Equity loss in affiliates	(266,903)		(2,049,070)	(2,131)
Other	(23,556)	22,945	75,202	425,185
Total other income (expense)	$ (1,130,807)	$ 999,491	$ (2,979,363)	$ (2,267,829)